FEDERATED INVESTORS

Federated Government Income Securities, Inc.
(formerly, Government Income Securities, Inc.)

10th Semi-Annual Report
August 31, 1996

Established 1986

INCOME

[Graphic]

PRESIDENT'S MESSAGE

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for Federated Government Income Securities, Inc.

This Report covers the six-month period from March 1, 1996, through August 31, 1996. First, Kathy Foody-Malus, Vice President of Federated Advisers, discusses interest rate environments and their past and present effects on government bond issues in the fund and the fund's performance.

Following her discussion are results of a recent shareholder meeting, a complete listing of the fund's holdings in U.S. government securities, and the fund's financial statements. The fund continues to focus on mortgage-backed securities for their yields and good long-term value in U.S. Treasury securities. Presently, more than 60% of fund investments are in mortgage-backed securities and 30% are in U.S. Treasury securities. In addition, the fund's portfolio maintained its AAAf rating by Standard & Poor's Ratings Group, the highest quality rating available for a mutual fund.* As of September 30, 1996, the fund also has a 4-star rating by Morningstar out of 948 fixed-income funds.**

* An AAAf rating means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

** Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1996. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The 1-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund received 3, 3, and 4 stars for the 3-, 5-, and 10-year periods and was rated among 948, 500, and 186 fixed-income funds, respectively. For the 1-year period, the fund received 3 stars and was rated among 1,506 fixed-income funds. 10% of funds in a rating universe receive 5 stars, 22.5% receive 4 stars, and 35% receive 3 stars. Ratings quoted are for the Class F Shares. Star ratings for other classes may vary and are available only for classes with 3 years of performance history.

Over the past six months, Class F Shares provided a dividend stream of $0.28 per share. On August 31, 1996, Class F Shares' 30-day distribution rate was 6.49%, and the 30-day SEC yield was 5.99% based on offering price.*** While interest rate increases had a negative effect on prices across the bond market during the six-month period, mortgage-backed bonds were much less affected. For example, Class F Shares achieved a total return of -0.31%+ based on net asset value, compared to the total return of -1.18% for the Merrill Lynch 5-Year Treasury Note Index,++ and -1.00% for the Lipper General U.S. Government Fund Average.+++

At the end of the period, the fund's total net assets stood at $1.9 billion.

As of August 5, 1996, three additional classes of shares -- Class A Shares, Class B Shares, and Class C Shares -- were added to the fund.

Thank you for your continued participation in Federated Government Income Securities, Inc. Remember, reinvesting your monthly dividends can be a convenient way to build the value of your account. If you have any questions or comments, please do not hesitate to write.

Very sincerely yours,

[Graphic]

Richard B. Fisher
President
October 15, 1996

*** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. Current net yield is calculated by dividing the net investment income per share for the prior 30 days by the maximum offering price per share on that date.

+ Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period for Class F Shares based on offering price was -2.26%.

++ Merrill Lynch 5-Year Treasury Note Index is comprised of the most recently issued 5-year U.S. Treasury note. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. Indexes are unmanaged. Investments cannot be made in an index.

+++ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. These figures do not reflect sales charges.

INVESTMENT REVIEW

JUST WHEN 1994'S RATE ENVIRONMENT AND NEGATIVE BOND MARKET NEARLY FADED FROM MEMORY, 1996 SAW A RETURN OF RISING INTEREST RATES AND FALLING BOND PRICES -- WITHOUT ANY ACTION BY THE FEDERAL RESERVE BOARD. CAN YOU COMMENT?

Basically, an economic recovery forced rates higher. The first half of fiscal 1996, by all definitions, was robust; second quarter GDP was 4.8%, following first quarter GDP growth of 2.0%. On a year-over-year basis, GDP growth was up 2.6% in the second quarter, which was the highest quarter since the first quarter of 1995. As the second half of 1996 started, the economic data being released initially showed signs of weakness. However, this optimism was short-lived, as stronger economic numbers surfaced in August which forced yields on Treasury securities to year-to-date highs. For example, both consumer outlays and factory output rebounded in August from the early summer doldrums. The labor market has continued to tighten as payroll growth on a year-to-date basis has averaged 236,000 per month, and wage inflation is continuing to pick up.

These economic numbers, in combination with the revelation that the Federal Reserve Board (the "Fed") assumed a tightening bias at the July meeting, have bond market participants anticipating when the Fed will tighten monetary policy. We anticipate continued gnashing of teeth and wringing of hands by investors as to what course of action the Fed pursues over the balance of 1996.
HOW HAVE MORTGAGE-BACKED SECURITIES FARED?

The year-to-date performance of the mortgage market has been stellar versus other fixed-income asset classes. The mortgage market has benefited from a continued decline in prepayment volatility. In order for the mortgage market to become concerned about prepayment pressures, interest rates on 10-year U.S. Treasury notes would have to decline about 125 basis points. Other factors, such as two-thirds of the mortgage-backed securities selling at a discount, decreased issuance of fixed-rate mortgages, and tight spread levels on asset-backed and corporate securities, bode well for the mortgage market. In addition, our outlook for a continued trading range in the Treasury market for the balance of 1996 is a good environment for mortgage-backed securities.

IN THIS ENVIRONMENT, HOW DID FEDERATED GOVERNMENT INCOME SECURITIES, INC. PERFORM FOR SHAREHOLDERS DURING THE SIX-MONTH REPORTING PERIOD ENDED AUGUST 31, 1996?

Class F Shares provided a dividend stream of $0.28 per share, which amounted to $68 million. Class F Shares' total return for the six-month fiscal period ended August 31, 1996, was -0.31% based on net asset value.* While negative, it compares favorably to a total return of -1.18% for the Merrill Lynch 5-Year Treasury Note Index, and -1.00% for the Lipper General U.S. Government Fund Average.

HOW MUCH OF THE FUND IS IN MORTGAGE-BACKED SECURITIES AND TREASURYS, AND WHY? AND WHAT IS THE FUND'S CURRENT DURATION?

We continue to favor a strong position in mortgage-backed securities due to our belief that they offer good long-term value versus comparable government securities.

The U.S. Treasury position currently represents 30% of investments and provides duration and positive upside potential to the overall portfolio. As of August 31, 1996, the portfolio composition based on market value of investments was:

U.S. Treasurys                                                  30.78%
Government National Mortgage Association (GNMA)                 51.04%
Federal National Mortgage Association (FNMA)                    11.67%
Federal Home Loan Mortgage Corporation (FHLMC)                  5.03%


The fund's current effective duration is 5.5 years.

WHAT ARE THE REASONS THAT INVESTORS SHOULD BUY AND HOLD SHARES OF THIS FUND?

Federated Government Income Securities, Inc., is designed for the investor who wants exposure to the U.S. government market through intermediate maturities. The portfolio is managed to pursue an attractive income stream over comparable U.S. Treasury securities by blending mortgage-backed securities and Treasurys. Given that we are in the late stages of economic recovery, interest rate levels are currently quite attractive.

* Performance quoted represents past performance. Total return for the period based on offering price for Class F Shares was -2.26%. Total returns for the period based on offering price for Class A Shares, Class B Shares, and Class C Shares were -6.12%, -7.01%, and -2.61%, respectively. These figures reflect performance for the period from August 5, 1996 (date of initial public offering) to August 31, 1996. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of Federated Government Income Securities, Inc. was held on July 17, 1996. On March 19, 1996, the record date for shareholders voting at the meeting, there were 256,617,320 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                            ABSTENTIONS      WITHHELD
                                                                             AND BROKER      AUTHORITY
AGENDA ITEM           FOR           AGAINST      NON-VOTES        TO VOTE
1. To approve or disapprove an amendment to and restatement of the Fund's
Articles of Incorporation to permit the Fund to establish and designate separate portfolios and classes of shares.

                      130,215,347   12,239,509   11,892,573            0

2. To approve or disapprove an amendment to the Fund's Articles of Incorporation to permit the Fund's Board of Directors to redeem all outstanding shares of any portfolio or class of the Fund.*

                      124,011,507   17,951,690   12,384,233            0

* The votes cast for this proposal were not sufficient to approve it, and the Fund's management decided to postpone consideration of this item until a later time.

3. To approve or disapprove revisions to the Fund's fundamental investment limitations to permit the unrestricted acquisition of certain securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended.

                      128,253,187   13,065,670   13,028,572            0

4. To elect four Directors.**

Thomas G. Bigley      147,588,553            0            0    6,758,878
Peter E. Madden       147,582,800            0            0    6,764,631
John T. Conroy, Jr.   147,348,614            0            0    6,998,817
John E. Murray, Jr.   147,338,558            0            0    7,008,873

** The following Directors of the Fund continued their terms as Directors of the Fund: John F. Donahue, William J. Copeland, James E. Dowd, Lawrence D.
Ellis, M.D., Richard B. Fisher, Edward L. Flaherty, Jr., Gregor F. Meyer,
Wesley W. Posvar, and Marjorie P. Smuts.


TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)

INITIAL INVESTMENT:

IF YOU MADE AN INITIAL INVESTMENT OF $11,000 IN FEDERATED GOVERNMENT INCOME SECURITIES, INC. CLASS F SHARES ON APRIL 4, 1986, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $22,265 ON AUGUST 31, 1996. YOU WOULD HAVE EARNED A 7.05%* AVERAGE ANNUAL TOTAL RETURN FOR THE 10-YEAR INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of September 30, 1996, the Class A Shares' cumulative total return since inception (8/5/96) was -4.48%. Class B Shares' cumulative total return since inception (8/5/96) was -5.48%. Class C Shares' cumulative total return since inception (8/5/96) was -1.06%. Class F Shares' average annual 1-, 5-, and 10-year total returns were 2.15%, 5.35% and 7.25%, respectively.


GRAPHIC REPRESENTATION `A'' OMITTED.  SEE APPENDIX.


* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge and 1% contingent deferred sales charge prior to 48 months for Class F Shares.
  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)

ONE STEP AT A TIME:

$1,000 INVESTED IN THE FUND'S CLASS F SHARES EACH YEAR FOR 10 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $15,791.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Federated Government Income Securities, Inc. Class F Shares on April 4, 1986, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $11,000, but your account would have reached a total value of $15,791* by August 31, 1996. You would have earned an average annual total return of 7.05%.

A practical investment plan helps you pursue long-term performance from U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!


GRAPHIC REPRESENTATION `B'' OMITTED.  SEE APPENDIX.


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR CURRENT INCOME

Ten years ago, in April 1986, Anne and Denny Laughlin, an imaginary working couple with no children, had to decide how to invest a $100,000 inheritance from her late father's estate. They chose Class F Shares of Federated Government Income Securities, Inc. because the Fund invests in government securities which traditionally are some of the safest, most creditworthy securities issued in America.+

They like the way they can use their account for an occasional extravagance -- like the $50,000 Jaguar -- without touching their original principal.

The Laughlin's account totaled $202,383 as of 8/31/96 for a total return of 7.05%.*


GRAPHIC REPRESENTATION `C'' OMITTED.  SEE APPENDIX.


+ Fund shares are not guaranteed and their value will fluctuate.

* This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
PORTFOLIO OF INVESTMENTS

AUGUST 31, 1996 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                                               VALUE
 LONG-TERM OBLIGATIONS--97.6%
                   FEDERAL HOME LOAN MORTGAGE CORP.--3.6%
 $         306,405 8.00%, 10/1/2025                                                                  $      306,841
        72,565,634 7.00%, 12/1/2025-7/1/2026                                                             69,185,527
                    Total                                                                                69,492,368
                   FEDERAL HOME LOAN MORTGAGE CORP. REMIC--1.4%
        27,855,974 Series 176 Class 2, IO, 6/1/2026                                                      10,498,359
         7,982,241 Series 177 Class 2, IO, 7/1/2026                                                       3,003,318
        25,000,000 Series 1859 PB, PO, 10/15/2023                                                        13,312,500
                    Total                                                                                26,814,177
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.7%
        10,000,000 8.00%, 12/1/2099                                                                       9,999,900
        36,817,393 7.00%, 10/1/2025                                                                      35,056,417
       132,721,990 6.50%, 8/1/2010-6/1/2026                                                             122,771,496
                    Total                                                                               167,827,813
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--2.9%
        49,877,230 Series 273, Class 1, PO, 7/1/2026                                                     28,741,753
        21,667,000 Series 93-257C, PO, 6/25/2023                                                          9,564,680
        17,389,145 Series 96-38B, PO, 11/25/2023                                                          6,977,394
        25,312,779 Series 96-38C, PO, 12/25/2023                                                         10,105,368
                    Total                                                                                55,389,195
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--50.5%
         7,876,061 12.50%, 4/15/2010-7/15/2015                                                            9,086,927
        22,060,563 12.00%, 5/15/2011-12/15/2015                                                          25,231,548
         7,432,219 10.50%, 9/15/2016                                                                      8,196,251
        41,639,132 10.00%, 3/15/2016-11/15/2020                                                          45,399,145
        71,053,162 9.50%, 8/15/2016-2/15/2022                                                            76,249,991



FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)

     PRINCIPAL
       AMOUNT                                                                                              VALUE
 LONG-TERM OBLIGATIONS--CONTINUED
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $      58,416,198 9.00%, 2/15/2009-11/15/2025                                                       $   61,421,028
       146,758,916 8.50%, 1/15/2017-8/15/2026                                                           150,110,228
       139,199,422 8.00%, 10/15/2010-8/15/2026                                                          139,241,182
       272,122,339 7.50%, 5/15/2022-1/15/2026                                                           265,941,699
       172,166,930 7.00%, 7/15/2023-8/15/2026                                                           163,448,622
        35,000,000 6.50%, 4/15/2024-9/15/2026                                                            32,210,500
                    Total                                                                               976,537,121
                   UNITED STATES TREASURY BONDS--8.4%
        20,000,000 9.25%, 2/15/2016                                                                      24,117,800
        27,600,000 8.75%, 5/15/2017                                                                      31,918,296
        38,800,000 8.125%, 8/15/2019-5/15/2021                                                           42,453,124
        25,000,000 7.125%, 2/15/2023                                                                     24,577,500
        33,705,000 6.00%, 2/15/2026                                                                      28,944,843
        50,000,000 0.0%, STRIP, 2/15/2019                                                                 9,640,000
                    Total                                                                               161,651,563
                   UNITED STATES TREASURY NOTES--22.1%
        22,600,000 7.875%, 11/15/2004                                                                    23,929,558
        28,000,000 7.50%, 11/15/2001                                                                     28,905,520
        43,500,000 7.375%, 11/15/1997                                                                    44,122,050
        82,100,000 7.25%, 2/15/1998-8/15/2004                                                            83,434,931
         6,300,000 7.00%, 7/15/2006                                                                       6,325,704
        16,000,000 6.875%, 5/15/2006                                                                     15,912,800
        22,000,000 6.25%, 4/30/2001                                                                      21,594,100
        98,500,000 6.125%, 9/30/2000                                                                     96,564,475
        25,000,000 5.875%, 4/30/1998                                                                     24,849,500



FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)

     PRINCIPAL
       AMOUNT                                                                                               VALUE
 LONG-TERM OBLIGATIONS -- CONTINUED
                   UNITED STATES TREASURY NOTES -- CONTINUED
 $      80,000,000 5.50%, 11/15/1998                                                                 $   78,544,800
         3,000,000 5.00%, 2/15/1999                                                                       2,903,100
                    Total                                                                               427,086,538
                    TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $1,926,107,151)                      1,884,798,775
 (A)REPURCHASE AGREEMENT -- 1.5%
        28,385,000 BT Securities Corp., 5.27%, dated 8/30/1996, due 9/3/1996
                   (AT AMORTIZED COST)                                                                   28,385,000
                    TOTAL INVESTMENTS (IDENTIFIED COST $1,954,492,151)(B)                            $1,913,183,775


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $1,954,492,151. The net unrealized depreciation of investments on a federal tax basis amounts to $41,308,376 which is comprised of $4,040,489 appreciation and $45,348,865 depreciation at August 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($1,932,153,610) at August 31, 1996.

The following acronyms are used throughout this portfolio:

IO -- Interest Only
PO -- Principal Only
REMIC -- Real Estate Mortgage Investment Conduit
STRIP -- Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value
 (identified and tax cost $1,954,492,151)                                      $1,913,183,775
 Cash                                                                                 104,510
 Income receivable                                                                 17,662,249
 Receivable for investments sold                                                   78,668,791
 Receivable for shares sold                                                           100,710
   Total assets                                                                 2,009,720,035
 LIABILITIES:
 Payable for investments purchased                      $ 64,126,683
 Payable for shares redeemed                               2,270,391
 Income distribution payable                              10,754,182
 Accrued expenses                                            415,169
   Total liabilities                                                               77,566,425
 NET ASSETS for 228,813,161.649 shares
 outstanding                                                                   $1,932,153,610
 NET ASSETS CONSIST OF:
 Paid in capital                                                               $2,346,327,833
 Net unrealized depreciation of investments                                       (41,308,376)
 Accumulated net realized loss on investments                                    (372,860,259)
 Distributions in excess of net investment
 income                                                                                (5,588)
   Total Net Assets                                                            $1,932,153,610
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($292.56 / 34.649
 shares outstanding)                                                                    $8.44
 Offering Price Per Share (100/95.50 of $8.44)*                                         $8.84
 Redemption Proceeds Per Share                                                          $8.44
 CLASS B SHARES:
 Net Asset Value Per Share ($129,977 / 15,392
 shares outstanding)                                                                     $8.44
 Offering Price Per Share                                                                $8.44
 Redemption Proceeds Per Share (94.50/100 of  $8.44)**                                   $7.98
 CLASS C SHARES:
 Net Asset Value Per Share ($24,816 / 2,939 shares
 outstanding)                                                                            $8.44
 Offering Price Per Share                                                                $8.44
 Redemption Proceeds Per Share (99.00/100 of  $8.44)**                                   $8.36
 CLASS F SHARES:
 Net Asset Value Per Share ($1,931,998,524 /
 228,794,796 shares outstanding)                                                         $8.44
 Offering Price Per Share (100/99.00 of $8.44)*                                          $8.53
 Redemption Proceeds Per Share (99.00/100 of  $8.44)**                                   $8.36


* See "What Shares Cost" in the Prospectus.
** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)
 INVESTMENT INCOME:
 Interest (net of dollar roll expense
 of $6,162,083)                                                 $78,484,392
 EXPENSES:
 Investment advisory fee                                        $ 7,932,286
 Administrative personnel and services fee                          799,574
 Custodian fees                                                     175,778
 Transfer and dividend disbursing agent fees
 and expenses                                                       807,973
 Directors'/Trustees' fees                                           19,614
 Auditing fees                                                       10,916
 Legal                                                                5,190
 fees
 Portfolio accounting fees                                           86,876
 Shareholder services fee -- Class F Shares                       2,644,084
 Share registration costs                                            17,089
 Printing and postage                                               178,587
 Insurance premiums                                                  16,591
 Taxes                                                              166,620
 Miscellaneous                                                       19,704
   Total expenses                                                12,880,882
 Waivers ---
   Waiver of investment advisory fee              $(2,680,985)
   Waiver of shareholder services fee --
   Class F Shares                                     (21,153)
      Total expenses                                             (2,702,138)
        Net expenses                                                               10,178,744
           Net investment income                                                   68,305,648
 REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                 (18,440,181)
 Net change in unrealized depreciation
 of investments                                                                   (55,933,236)
   Net realized and unrealized loss on investments                                (74,373,417)
      Change in net assets resulting from operations $(6,067,769)

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                                ENDED               YEAR
                                                             (UNAUDITED)            ENDED
                                                              AUGUST 31,         FEBRUARY 29,
                                                                1996                 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                    $    68,305,648     $    169,262,443
 Net realized gain (loss) on investments
 ($18,440,181 net loss and
 $17,733,056 net loss, respectively, as
 computed for federal
 tax purposes)                                                (18,440,181)          28,475,478
 Net change in unrealized appreciation
 (depreciation)                                               (55,933,236)          34,036,205
  Change in net assets resulting from operations               (6,067,769)         231,774,126
 NET EQUALIZATION (DEBITS)--                                     (758,447)          (1,642,823)
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Class A Shares                                                       (2)               --
  Class B Shares                                                     (693)               --
  Class C Shares                                                     (132)               --
  Class F Shares                                              (68,053,473)        (171,414,167)
  Change in net assets resulting from
  distributions to shareholders                               (68,054,300)        (171,414,167)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                  11,070,261           53,344,226
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                                        31,470,006           70,463,057
 Cost of shares redeemed                                     (299,879,826)        (456,164,008)
  Change in net assets resulting from
  share transactions                                         (257,339,559)        (332,356,725)
  Change in net assets                                       (332,220,075)        (273,639,589)
 NET ASSETS:
 Beginning of period                                        2,264,373,685        2,538,013,274
 End of period (including undistributed
 net investment income
 of $0 and $501,511, respectively)                        $ 1,932,153,610     $  2,264,373,685


(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                         PERIOD
                                                                          ENDED
                                                                        AUGUST 31,
                                                                         1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 8.63
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                   0.04
  Net realized and unrealized gain (loss) on investments                 (0.18)
  Total from investment operations                                       (0.14)
 LESS DISTRIBUTIONS
  Distributions from net investment income                               (0.05)
 NET ASSET VALUE, END OF PERIOD                                         $ 8.44
 TOTAL RETURN(B)                                                         (1.66%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                0.96%*
  Net investment income                                                   6.46%*
  Expense waiver/reimbursement(c)                                         0.25%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                   $0
  Portfolio turnover                                                        49%


* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                   PERIOD
                                                                   ENDED
                                                                 AUGUST 31,
                                                                  1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                             $ 8.63
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.04
  Net realized and unrealized gain (loss) on investments           (0.18)
  Total from investment operations                                 (0.14)
 LESS DISTRIBUTIONS
  Distributions from net investment income                         (0.05)
 NET ASSET VALUE, END OF PERIOD                                   $ 8.44
 TOTAL RETURN(B)                                                   (1.68%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                          1.71%*
  Net investment income                                             5.71%*
  Expense waiver/reimbursement(c)                                   0.25%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $130
  Portfolio turnover                                                  49%


* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
FINANCIAL HIGHLIGHTS -- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  PERIOD
                                                                   ENDED
                                                                 AUGUST 31,
                                                                  1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                            $ 8.63
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                            0.04
  Net realized and unrealized gain (loss) on investments          (0.18)
  Total from investment operations                                (0.14)
 LESS DISTRIBUTIONS
  Distributions from net investment income                        (0.05)
 NET ASSET VALUE, END OF PERIOD                                  $ 8.44
 TOTAL RETURN(B)                                                  (1.68%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         1.71%*
  Net investment income                                            5.71%*
  Expense waiver/reimbursement(c)                                  0.25%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $25
  Portfolio turnover                                                 49%


* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)

FINANCIAL HIGHLIGHTS -- CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           AUGUST 31,                       YEAR ENDED FEBRUARY 28 OR 29,
                             1996       1996          1995         1994         1993        1992       1991
 NET ASSET VALUE,
 BEGINNING OF               $ 8.75     $ 8.55        $ 9.00      $ 9.44       $ 9.48       $ 9.32     $ 9.19
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income                       0.28       0.62          0.63        0.68         0.79         0.83        0.87
 Net realized and
 unrealized gain
 (loss) on
 investments                 (0.31)      0.20         (0.46)      (0.44)       (0.05)        0.17        0.15
 Total from
 invest-
 ment operations             (0.03)      0.82          0.17        0.24         0.74         1.00        1.02
 LESS
 DISTRIBUTIONS
 Distributions
 from
 net investment
 income                      (0.28)      (0.62)       (0.62)      (0.68)        (0.78)      (0.83)      (0.87)
 Distributions in
 excess of net
 invest-
 ment income                  --             --         --           --          --         (0.01)(a)   (0.02)(a)
 Total
 distributions              (0.28)       (0.62)       (0.62)       (0.68)       (0.78)      (0.84)       (0.89)
 NET ASSET VALUE
 END OF PERIOD             $ 8.44       $ 8.75       $ 8.55       $ 9.00       $ 9.44      $ 9.48       $ 9.32
 TOTAL RETURN(B)            (0.31%)       9.87%        2.11%        2.63%        8.08%      11.12%       11.63%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                    0.96%*       0.96%        0.97%        0.97%        0.90%       0.92%        0.90%
 Net investment
 income                      6.46%*       6.96%        7.34%        7.39%        8.27%       8.86%        9.43%
 Expense waiver/
 reimbursement(c)            0.25%*       0.25%        0.23%        0.19%        --           --         --
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000
 omitted)              $1,931,999   $2,264,374   $2,538,013   $3,542,078   $3,643,180   $2,261,762   $1,322,749
 Portfolio
 turnover                      49%         161%         143%         134%          43%          36%          37%




            ,   YEAR ENDED FEBRUARY 28 OR 29,
                             1990            1989      1988
 NET ASSET VALUE,
 BEGINNING OF                  $ 9.00       $ 9.49    $ 9.76
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income                           0.87        0.86      0.88
 Net realized and
 unrealized gain
 (loss) on
 investments                      0.24       (0.53)     (0.27)
 Total from
 invest-
 ment operations                  1.11       0.33        0.61
 LESS
 DISTRIBUTIONS
 Distributions
 from
 net investment
 income                           (0.91)     (0.82)      (0.88)
 Distributions in
 excess of net
 invest-
 ment income                      (0.01)(a)    --           --
 Total
 distributions                    (0.92)     (0.82)       (0.88)
 NET ASSET VALUE
 END OF PERIOD                   $ 9.19     $ 9.00       $ 9.49
 TOTAL RETURN(B)                  12.81%       3.65%        6.80%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                          0.93%       0.88%        0.81%
 Net investment
 income                            9.42%       9.33%        9.47%
 Expense waiver/
 reimbursement(c)                  --            --          --
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000
 omitted)                    $1,320,710   $1,482,030   $1,846,198
 Portfolio
 turnover                            76%      62%      34%


* Computed on an annualized basis.

(a) Distributions in excess of net investment income for the years ended February 29, 1992, February 28, 1991, and 1990 were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
(FORMERLY, GOVERNMENT INCOME SECURITIES, INC.)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Government Income Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The Fund's objective is to provide current income.

Effective March 31, 1996, the Board of Directors ("Directors") changed the name of the Fund from Government Income Securities, Inc. to Federated Government Income Securities, Inc.

Effective August 5, 1996, the Fund added Class A Shares, Class B Shares and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At February 29, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $354,403,888, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR  EXPIRATION AMOUNT
      1997             $  35,933,841
      1998             $  13,325,628
      1999             $     147,841
      2000             $   3,842,806
      2001             $   7,365,127
      2002             $  83,738,305
      2003             $ 192,317,284
      2004             $  17,733,056


   EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DOLLAR ROLL TRANSACTIONS -- The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

   USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At August 31, 1996, par value shares ($ 0.001 per share) authorized were as follows:

                          NUMBER OF PAR VALUE
 CLASS NAME            CAPITAL STOCK AUTHORIZED
 Class A Shares              500,000,000
 Class B Shares              500,000,000
 Class C Shares              500,000,000
 Class F Shares              500,000,000


Transactions in capital stock were as follows:

                                                         PERIOD                 YEAR
                                                         ENDED                  ENDED
                                                       AUGUST 31,             FEBRUARY 29,
                                                        1996*                     1996
 CLASS A SHARES                               SHARES       AMOUNT          SHARES       AMOUNT
 Shares sold                                   34.649      $     300          --      $      --
 Shares issued to shareholders
 in payment of
 distributions declared                          --               --          --              --
 Shares redeemed                                 --               --          --              --
  Net change resulting from
  Class A Share transactions                   34.649      $     300          --      $       --


* For the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

                                                         PERIOD ENDED         YEAR ENDED
                                                         AUGUST 31,           FEBRUARY 29,
                                                          1996*                   1996
 CLASS B SHARES                                   SHARES       AMOUNT      SHARES         AMOUNT
 Shares sold                                    15,392       $  132,402          --    $          --
 Shares issued to shareholders
 in payment of
 distributions declared                             --               --          --               --
 Shares redeemed                                    --               --          --               --
  Net change resulting from
  Class B Share transactions                    15,392       $  132,402          --    $          --


* For the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

                                                     PERIOD ENDED            YEAR ENDED
                                                      AUGUST 31,             FEBRUARY 29,
                                                        1996*                    1996
 CLASS C SHARES                                 SHARES      AMOUNT       SHARES         AMOUNT
 Shares sold                                   2,939        $  25,275            --   $       --
 Shares issued to shareholders
 in payment of
 distributions declared                           --              --             --           --
 Shares redeemed                                  --              --             --           --
  Net change resulting from
  Class C Share transactions                   2,939        $  25,275            --   $       --


* For the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

                                    SIX MONTHS                   YEAR
                                       ENDED                        ENDED
                                    AUGUST 31,                   FEBRUARY 29,
                                       1996                          1996
 CLASS F SHARES      SHARES            AMOUNT        SHARES         AMOUNT
 Shares sold                     1,268,955     $    10,912,284        6,124,214    $   53,344,226
 Shares issued
 to shareholders
 in payment of
 distributions
 declared                        3,672,768          31,470,006        8,062,587        70,463,057
 Shares redeemed               (35,037,523)       (299,879,826)     (52,286,242)     (456,164,008)
 Net change resulting
 from Class F Share
 transactions                  (30,095,800)    $  (257,497,536)     (38,099,441)   $ (332,356,725)
 Net change
 resulting from Fund
 share transactions        (30,077,434.351)    $  (257,339,559)     (38,099,441)   $ (332,356,725)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                        PERCENTAGE OF AVERAGE
    CLASS NAME             DAILY NET ASSETS
    Class B Shares              0.75%
    Class C Shares              0.75%


   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

 PURCHASES          $1,007,351,471
 SALES              $1,277,348,255

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts



OFFICERS
John F. Donahue
  Chairman
Richard B. Fisher
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Douglas L. Hein
  Assistant Treasurer
S. Elliott Cohan
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107
8092706 (10/96)

[Graphic]
               FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                                 APPENDIX

A. The graphic representation here displayed, entitled "Initial Investment of $11,000", consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.
The lighter shaded portion represents Reinvested Income and the darker shaded portion represents the Principal Value of $11,000 Investment (1,095 Shares). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $11,000 in the Class F Shares of Federated Government Income Securities, Inc. on 4/4/86 would have a reinvested total worth of $22,265 on 8/31/96. The "x" axis reflects annual computation periods from 4/4/86 to 8/31/96. The right margin of the chart reflects the ending values of a hypothetical investment of $11,000 in the Fund measured in increments of $4,000 ranging from $0 to $24,000.

B. The graphic representation here displayed, entitled "Yearly Investments of $1,000", consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.
The lighter shaded portion represents Reinvested Income and the darker shaded portion represents the Principal Value of Annual $1,000 Investments (totaling $11,000 by 8/31/96). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that if you had started investing $1,000 annually in the Class F Shares of Federated Government Income Securities, Inc. on 4/4/86, you would have a reinvested total worth of $15,791/1,871 Shares on 8/31/96. The "x" axis reflects annual computation periods from 4/4/86 to 8/31/96. The right margin reflects the ending values of a hypothetical annual investment of $1,000 in the Fund measured in increments of $4,000 ranging from $0 to $16,000.

C. The graphic representation here displayed, entitled "Income Over Time", consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of Reinvested Income and the darker shaded portion represents the Principal Value of $100,000 Investment (9,950 Shares). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an original $100,000 investment in the Class F Shares of Federated Government Income Securities, Inc. on 4/4/86 would have a reinvested total worth of $202,383/23,979 Shares on 8/31/96. The "x" axis reflects annual computation periods from 4/4/86 to 8/31/96. The right margin reflects the ending values of a hypothetical investment of $100,000 in the Fund measured in $50,000 increments ranging from $0 to $250,000.